ACCOUNTING POLICIES, Other Intangibles (Details)	12 Months Ended
Dec. 31, 2021
Minimum [Member]
Finite Lived Intangible Asset Useful Life [Abstract]
Estimated useful lives	10 years
Maximum [Member]
Finite Lived Intangible Asset Useful Life [Abstract]
Estimated useful lives	15 years